Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Rate Reconciliation [Line Items]
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.38%	0.29%
Effect of tax-free investment income	(0.62%)	(1.35%)
Effect of uncertain tax positions	0.17%	0.25%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.07%)	(0.60%)
Effect of reversal of deferred tax asset allowance		(0.78%)
Effect of nondeductible accumulative losses	0.00%	0.00%
Effect of others	0.29%	1.07%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Total	25.15%	23.88%